Quarterly Holdings Report
for

Fidelity Advisor® Floating Rate High Income Fund

July 31, 2020

AFR-QTLY-0920
1.819945.115

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 89.3%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.7%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6501% 1/20/27 (a)(b)(c)	$10,763	$10,440
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.42% 6/19/26 (a)(b)(c)	5,211	4,287
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4111% 5/30/25 (a)(b)(c)	18,535	17,296
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4111% 12/9/25 (a)(b)(c)	17,638	16,488
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4111% 8/22/24 (a)(b)(c)	51,985	48,569
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/30/25 (a)(b)(c)	22,114	18,914
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	5,665	4,216

TOTAL AEROSPACE		120,210

Air Transportation - 1.0%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 4/29/23 (a)(b)(c)	6,500	6,389
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (a)(b)(c)	15,225	12,149
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/4/26 (a)(b)(c)	8,185	6,531
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(b)(c)	24,565	24,491
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 10/5/24 (a)(b)(c)	9,491	8,945
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	17,684	12,942

TOTAL AIR TRANSPORTATION		71,447

Automotive & Auto Parts - 0.4%
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 6/29/26 (a)(b)(c)	3,681	3,607
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.5% 11/27/20 (a)(b)(c)	16,184	11,302
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 11/27/21 (a)(b)(c)	24,195	3,784
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4256% 4/18/25 (a)(b)(c)	12,713	12,570

TOTAL AUTOMOTIVE & AUTO PARTS		31,263

Banks & Thrifts - 0.7%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8064% 9/30/24 (a)(b)(c)	12,952	12,577
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 2/27/26 (a)(b)(c)	20,619	20,352
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	9,000	8,862
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7985% 7/1/26 (a)(b)(c)	4,013	3,936

TOTAL BANKS & THRIFTS		45,727

Broadcasting - 2.0%
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1611% 8/15/25 (a)(b)(c)	4,608	4,551
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6611% 8/15/25 (a)(b)(c)	20,083	19,895
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.42% 8/24/26 (a)(b)(c)	53,200	42,361
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6726% 11/17/24 (a)(b)(c)	12,616	11,907
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1875% 12/18/24 (a)(b)(c)	10,871	10,528
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.921% 9/19/26 (a)(b)(c)	32,637	31,719
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.68% 9/30/26 (a)(b)(c)	5,382	5,211
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (a)(b)(c)	11,103	10,922

TOTAL BROADCASTING		137,094

Building Materials - 1.1%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (a)(b)(c)	11,667	11,637
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6611% 10/1/26 (a)(b)(c)	17,051	16,715
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 6/1/25 (a)(b)(c)	6,754	6,595
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.31% 1/4/27 (a)(b)(c)	9,402	9,144
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 2/28/27 (a)(b)(c)	18,150	17,419
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (a)(b)(c)	10,343	8,998
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5% 5/21/26 (a)(b)(c)(d)	1,978	1,963

TOTAL BUILDING MATERIALS		72,471

Cable/Satellite TV - 4.1%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.92% 2/1/27 (a)(b)(c)	98,859	96,357
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4111% 1/31/28 (a)(b)(c)	32,425	31,128
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6748% 4/15/27 (a)(b)(c)	22,761	21,974
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4248% 1/15/26 (a)(b)(c)	27,058	26,077
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1748% 10/22/26 (a)(b)(c)	17,485	17,529
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4248% 7/17/25 (a)(b)(c)	23,362	22,530
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6748% 1/31/28 (a)(b)(c)	16,750	16,232
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	51,586	50,709

TOTAL CABLE/SATELLITE TV		282,536

Capital Goods - 0.4%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 10/1/25 (a)(b)(c)	10,244	9,911
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4523% 11/15/26 (a)(b)(c)	3,655	3,075
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9523% 11/15/25 (a)(b)(c)	4,001	3,592
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 0% 6/30/27 (a)(b)(c)	8,090	7,972

TOTAL CAPITAL GOODS		24,550

Chemicals - 1.8%
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	3,602	3,395
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	2,770	2,611
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1611% 1/31/26 (a)(b)(c)	6,958	6,755
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8% 7/1/26 (a)(b)(c)	7,232	7,069
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8079% 3/1/26 (a)(b)(c)	13,805	13,495
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.6875% 10/11/24 (a)(b)(c)	17,481	16,373
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (a)(b)(c)	10,500	10,388
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1783% 10/1/25 (a)(b)(c)	51,192	49,429
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.92% 4/3/25 (a)(b)(c)	12,181	11,526

TOTAL CHEMICALS		121,041

Consumer Products - 1.5%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1611% 6/11/26 (a)(b)(c)	8,292	8,002
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1281% 6/11/26 (a)(b)(c)(e)	1,639	1,581
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (a)(b)(c)	15,840	15,959
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1748% 6/15/25 (a)(b)(c)	9,305	5,001
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4111% 12/12/26 (a)(b)(c)	50,248	48,910
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (a)(b)(c)	22,469	22,211

TOTAL CONSUMER PRODUCTS		101,664

Containers - 2.0%
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1883% 10/1/22 (a)(b)(c)	9,900	9,705
Tranche X 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1883% 1/19/24 (a)(b)(c)	9,667	9,435
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1883% 7/1/26 (a)(b)(c)	27,269	26,403
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.5229% 4/3/24 (a)(b)(c)	5,018	4,675
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9111% 12/21/26 (a)(b)(c)	5,985	5,940
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4111% 5/16/24 (a)(b)(c)	3,060	2,992
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 5/16/24 (a)(b)(c)	5,146	5,035
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 5/22/24 (a)(b)(c)	8,238	8,107
Graham Packaging Co., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 7/28/27 (b)(c)(f)	19,250	19,191
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1611% 7/31/26 (a)(b)(c)	9,950	9,749
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 1/30/27 (a)(b)(c)	21,661	21,211
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 2/5/23 (a)(b)(c)	13,231	12,948

TOTAL CONTAINERS		135,391

Diversified Financial Services - 3.2%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6611% 4/4/24 (a)(b)(c)	12,536	12,254
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	447	437
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6611% 2/13/27 (a)(b)(c)	15,619	15,129
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(b)(c)	7,588	6,823
CDS Canada 4 LP term loan 1 month U.S. LIBOR + 4.000% 5% 6/5/21 (a)(b)(c)(d)	2,216	2,216
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1611% 12/27/22 (a)(b)(c)	2,747	2,698
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2% 8/9/25 (a)(b)(c)	28,189	23,961
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.525% 3/1/25 (a)(b)(c)	17,108	16,724
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	2,000	1,606
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/30/24 (a)(b)(c)	2,397	2,307
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (a)(b)(c)	5,587	4,805
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6611% 2/11/25 (a)(b)(c)(d)	26,813	26,276
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 2/11/27 (a)(b)(c)	42,757	42,254
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 2/11/27 (a)(b)(c)	35,618	35,039
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 11/16/26 (a)(b)(c)	26,315	25,591

TOTAL DIVERSIFIED FINANCIAL SERVICES		218,120

Energy - 4.3%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	6,969	6,917
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9283% 11/3/25 (a)(b)(c)	24,877	15,623
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	34,256	25,992
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1799% 5/21/25 (a)(b)(c)	2,371	1,640
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.43% 11/18/24 (a)(b)(c)	11,213	10,960
California Resources Corp.:
2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 1/15/21 (a)(b)(c)(d)	25,260	25,260
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (a)(b)(c)(g)	83,115	2,632
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (a)(b)(c)(g)	43,900	15,898
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(b)(c)	6,000	5,910
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(b)(c)(g)	14,725	7,203
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	12,178	11,569
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (a)(b)(c)	29,234	28,211
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6868% 5/7/25 (a)(b)(c)	20,068	18,488
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4111% 3/31/25 (a)(b)(c)	3,804	3,571
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (a)(b)(c)	3,848	3,530
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	8,991	8,529
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.37% 3/1/26 (a)(b)(c)	19,695	15,346
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (b)(c)(g)	44,275	221
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4216% 7/18/25 (a)(b)(c)	46,406	29,603
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(b)(c)	6,265	4,016
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (a)(b)(c)	18,115	18,007
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1611% 5/22/26 (a)(b)(c)	7,881	6,939
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9111% 10/15/26 (a)(b)(c)	2,988	2,838
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/30/24 (a)(b)(c)	4,575	4,088
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8125% 11/14/25 (a)(b)(c)	19,731	18,646

TOTAL ENERGY		291,637

Entertainment/Film - 0.7%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8079% 2/10/27 (a)(b)(c)	37,276	35,971
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5% 7/8/22 (a)(b)(c)(g)	19,018	9,128
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 7/8/23 (a)(b)(c)(g)	5,305	796
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7314% 1/23/25 (a)(b)(c)	3,032	2,564

TOTAL ENTERTAINMENT/FILM		48,459

Environmental - 0.2%
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6875% 8/15/25 (a)(b)(c)	4,254	4,158
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 2/8/26 (a)(b)(c)	4,192	3,930
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 12/20/24 (a)(b)(c)	2,864	2,816

TOTAL ENVIRONMENTAL		10,904

Food & Drug Retail - 2.5%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 12/6/24 (a)(b)(c)	4,878	4,537
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (a)(b)(c)	7,800	7,820
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9% 5/31/24 (a)(b)(c)	61,005	60,700
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4111% 1/30/27 (a)(b)(c)	18,420	17,640
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7443% 10/22/25 (a)(b)(c)	3,070	3,004
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 5/1/26 (a)(b)(c)	40,181	38,729
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	9,409	7,324
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6% 11/25/20 (a)(b)(c)	491	482
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	34,039	33,443

TOTAL FOOD & DRUG RETAIL		173,679

Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9248% 10/1/26 (a)(b)(c)	2,240	2,143
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6748% 10/1/25 (a)(b)(c)	3,462	3,404
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	4,847	4,835
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/7/23 (a)(b)(c)	40,080	39,657
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	4,887	4,635
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.9111% 6/20/25 (a)(b)(c)	6,930	6,895
Shearer's Foods, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.75% 6/30/22 (a)(b)(c)	1,964	1,930
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 9/13/26 (a)(b)(c)	5,823	5,473
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 6/27/23 (a)(b)(c)	25,189	23,835

TOTAL FOOD/BEVERAGE/TOBACCO		92,807

Gaming - 5.9%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(b)(c)	5,470	4,747
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(b)(c)	4,175	4,196
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.0214% 10/19/24 (a)(b)(c)	1,784	1,734
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3606% 9/15/23 (a)(b)(c)	11,627	11,221
Caesars Growth Properties Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.7151% 6/19/25 (a)(b)(c)	36,000	34,639
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 12/22/24 (a)(b)(c)	109,616	100,682
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (a)(b)(c)	24,506	22,642
Gaming VC Holdings SA Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3076% 3/16/24 (a)(b)(c)	6,847	6,641
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	45,355	41,216
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(b)(c)	45,732	38,151
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.375% 10/14/23 (a)(b)(c)	8,731	7,259
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6611% 5/29/26 (a)(b)(c)	13,178	12,618
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	12,441	11,831
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (a)(b)(c)	37,050	37,328
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.4731% 8/14/24 (a)(b)(c)	237	216
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 7/10/25 (a)(b)(c)	28,863	28,843
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(b)(c)	32,262	29,708
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (a)(b)(c)	11,875	12,498

TOTAL GAMING		406,170

Healthcare - 4.3%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/11/26 (a)(b)(c)	28,698	28,626
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.1611% 6/22/24 (a)(b)(c)	2,947	2,786
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2383% 12/13/26 (a)(b)(c)	20,655	20,397
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/4/27 (b)(c)(f)	54,375	52,948
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 3/13/25 (a)(b)(c)	21,455	21,139
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 3/18/26 (a)(b)(c)	7,441	7,330
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(b)(c)	9,993	9,828
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4163% 6/30/25 (a)(b)(c)	408	396
Pathway Vet Alliance LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 3/31/27 (b)(c)(e)	968	948
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1611% 3/31/27 (a)(b)(c)	11,882	11,637
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9111% 11/16/25 (a)(b)(c)	15,473	15,100
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	16,335	15,110
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (a)(b)(c)	37,498	36,641
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6611% 11/20/26 (a)(b)(c)	4,115	3,847
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.9256% 11/27/25 (a)(b)(c)	24,159	23,625
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1756% 6/1/25 (a)(b)(c)	4,329	4,254
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.8184% 2/11/26 (a)(b)(c)	33,956	33,447
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 12/1/24 (a)(b)(c)	8,248	8,035

TOTAL HEALTHCARE		296,094

Homebuilders/Real Estate - 1.5%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 8/21/25 (a)(b)(c)	27,977	26,683
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	4,975	5,721
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	16,448	13,919
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	928	785
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7/23/27 (b)(c)(f)	16,850	16,724
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9256% 12/22/24 (a)(b)(c)	42,218	40,520

TOTAL HOMEBUILDERS/REAL ESTATE		104,352

Hotels - 1.5%
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9169% 2/1/26 (a)(b)(c)	4,278	3,647
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1611% 11/30/23 (a)(b)(c)	25,176	24,237
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9216% 6/21/26 (a)(b)(c)	21,745	20,882
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 8/31/25 (a)(b)(c)	24,249	23,104
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (a)(b)(c)	27,368	16,400
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (a)(b)(c)	11,500	2,852
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 5/30/25 (a)(b)(c)	15,642	14,876

TOTAL HOTELS		105,998

Insurance - 5.0%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6611% 2/13/27 (a)(b)(c)	39,748	38,178
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 5/10/25 (a)(b)(c)	21,800	20,999
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4256% 5/9/25 (a)(b)(c)	2,475	2,416
AmeriLife Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4% 3/18/27 (a)(b)(c)(e)	1,080	1,053
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.171% 3/18/27 (a)(b)(c)	8,420	8,210
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (a)(b)(c)	23,319	22,982
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1611% 11/3/23 (a)(b)(c)	36,701	36,104
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1783% 11/3/24 (a)(b)(c)	18,790	18,467
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.1783% 8/4/22 (a)(b)(c)	32,224	31,773
3 month U.S. LIBOR + 6.500% 6.6611% 8/4/25 (a)(b)(c)	60,896	61,334
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.2634% 4/25/25 (a)(b)(c)	51,576	50,022
3 month U.S. LIBOR + 4.000% 5% 4/25/25 (a)(b)(c)	14,552	14,557
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.3079% 12/2/26 (a)(b)(c)	2,239	2,206
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.3079% 5/16/24 (a)(b)(c)	34,533	33,332

TOTAL INSURANCE		341,633

Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.9111% 7/31/24 (a)(b)(c)	15,335	14,688
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (a)(b)(c)	5,556	5,514
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (a)(b)(c)	11,040	10,799
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 3.322% 2/28/25 (a)(b)(c)	34,792	21,893
3 month U.S. LIBOR + 2.500% 3.572% 9/30/26 (a)(b)(c)	1,489	933
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	34,498	33,248
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.072% 9/8/24 (a)(b)(c)	7,325	4,224
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.072% 3/8/24 (a)(b)(c)	12,908	9,616
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22 (a)(b)(c)	26,320	23,679
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 7/6/24 (a)(b)(c)	18,767	18,177
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6611% 12/21/25 (a)(b)(c)	13,676	11,608
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.3079% 12/30/26 (a)(b)(c)	13,823	10,782
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.8079% 12/30/27 (a)(b)(c)(d)	3,500	2,450
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(d)	3,640	3,567

TOTAL LEISURE		171,178

Metals/Mining - 0.3%
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 8/15/20 (a)(b)(c)	23,059	17,063
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (b)(c)(g)	68,170	852

TOTAL METALS/MINING		17,915

Paper - 0.8%
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/29/23 (a)(b)(c)	27,246	26,365
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.5461% 6/29/25 (a)(b)(c)	27,078	25,712
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 6/30/27 (a)(b)(c)	4,320	4,309

TOTAL PAPER		56,386

Publishing/Printing - 0.7%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	30,043	24,310
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(b)(c)	21,174	14,711
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	1,694	1,489
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (a)(b)(c)	6,895	6,895
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6611% 10/17/26 (a)(b)(c)	2,090	2,055

TOTAL PUBLISHING/PRINTING		49,460

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.3079% 12/30/26 (a)(b)(c)	11,935	11,704
Restaurants - 0.8%
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 9.572% 8/30/26 (a)(b)(c)	13,433	8,019
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9368% 4/3/25 (a)(b)(c)	14,123	13,646
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (a)(b)(c)	15,291	12,589
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9159% 8/3/26 (a)(b)(c)	18,409	17,711

TOTAL RESTAURANTS		51,965

Services - 6.6%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (a)(b)(c)	3,450	3,390
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (a)(b)(c)	15,965	16,723
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	30,455	27,790
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	48,691	44,971
Ancestry.com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (a)(b)(c)	16,409	16,081
Aramark Services, Inc.:
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 1/15/27 (a)(b)(c)	4,988	4,723
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 3/28/24 (a)(b)(c)	9,339	8,868
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (a)(b)(c)	20,243	18,430
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.92% 2/7/26 (a)(b)(c)	19,589	17,948
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	8,039	7,878
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1611% 3/29/25 (a)(b)(c)	5,621	5,487
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	12,796	12,204
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 11/21/24 (a)(b)(c)	34,784	33,711
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (a)(b)(c)	6,500	5,265
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	34,024	29,459
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (a)(b)(c)	82,478	80,931
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1611% 1/23/27 (a)(b)(c)	17,575	17,443
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	15,920	15,748
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (a)(b)(c)	11,157	10,609
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (a)(b)(c)	41,339	40,047
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9111% 8/29/25 (a)(b)(c)	8,179	7,161
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (a)(b)(c)	12,774	11,722
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	613	587
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	9,255	8,862
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	7,077	5,865

TOTAL SERVICES		451,903

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.429% 1/24/27 (a)(b)(c)	13,092	12,716
Super Retail - 5.0%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (a)(b)(c)	14,803	13,193
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (a)(b)(c)	213,130	211,699
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.1783% 2/3/24 (a)(b)(c)	23,575	23,243
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (a)(b)(c)(d)	492	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (a)(b)(c)(d)	358	0
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/23 (a)(b)(c)	17,327	16,949
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.0717% 8/19/22 (a)(b)(c)	21,292	11,222
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (a)(b)(c)	23,775	19,822
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6611% 11/8/24 (a)(b)(c)	16,104	15,440
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(d)(g)	3,612	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.6866% 4/16/26 (a)(b)(c)	13,899	11,926
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 5.1866% 9/12/24 (a)(b)(c)	4,950	4,404
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 5/31/25 (a)(b)(c)	14,732	14,081

TOTAL SUPER RETAIL		341,979

Technology - 13.5%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.0579% 8/10/25 (a)(b)(c)	30,433	12,311
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4111% 10/2/25 (a)(b)(c)	26,867	25,875
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1611% 4/19/25 (a)(b)(c)	1,816	1,777
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1875% 11/15/25 (a)(b)(c)	9,403	9,309
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1611% 10/31/26 (a)(b)(c)	11,945	11,676
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (a)(b)(c)	8,430	8,340
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6106% 4/30/25 (a)(b)(c)	15,117	14,644
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4111% 4/4/26 (a)(b)(c)	6,910	6,754
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9111% 11/29/24 (a)(b)(c)	7,988	6,767
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1611% 10/16/26 (a)(b)(c)	28,429	27,936
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (a)(b)(c)	14,988	14,380
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (a)(b)(c)	3,235	2,912
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4111% 8/23/25 (a)(b)(c)	6,021	5,900
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (a)(b)(c)	23,267	22,976
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7604% 7/22/26 (a)(b)(c)	9,043	8,877
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7/30/27 (b)(c)(f)	15,906	15,879
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4111% 3/8/26 (a)(b)(c)	2,250	2,077
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4111% 3/8/25 (a)(b)(c)	17,329	16,363
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(b)(c)	13,171	12,940
3 month U.S. LIBOR + 7.500% 8.5% 12/1/25 (a)(b)(c)	2,000	1,916
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.572% 1/22/27 (a)(b)(c)	2,245	2,103
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4111% 10/1/25 (a)(b)(c)	46,836	46,452
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 2/15/24 (a)(b)(c)	13,579	13,240
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (a)(b)(c)	680	676
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/1/24 (a)(b)(c)	13,392	13,135
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (a)(b)(c)	28,952	27,866
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (a)(b)(c)	11,730	10,440
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	3,000	2,960
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6611% 6/21/24 (a)(b)(c)	79,340	74,447
3 month U.S. LIBOR + 2.500% 2.6611% 6/21/24 (a)(b)(c)	11,431	10,726
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.9163% 9/29/24 (a)(b)(c)	36,442	36,052
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (a)(b)(c)	6,159	6,236
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.572% 9/15/24 (a)(b)(c)	2,495	2,423
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.17% 9/4/26 (a)(b)(c)	2,225	2,142
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.42% 9/4/25 (a)(b)(c)	4,995	4,815
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.671% 4/30/27 (a)(b)(c)	30,165	29,939
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6611% 5/30/26 (a)(b)(c)	1,483	1,418
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (a)(b)(c)	19,736	19,294
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4111% 5/31/25 (a)(b)(c)	8,201	7,932
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4159% 8/1/25 (a)(b)(c)	10,058	9,714
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.25% 9/30/22 (a)(b)(c)	22,883	22,705
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 4/16/25 (a)(b)(c)	14,993	14,506
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 4/16/25 (a)(b)(c)	10,534	10,191
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 4/16/25 (a)(b)(c)	33,979	32,922
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 5/1/24 (a)(b)(c)	24,011	23,363
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.671% 9/28/24 (a)(b)(c)	11,054	10,847
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 3.6611% 7/13/23 (a)(b)(c)	2,107	2,059
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (a)(b)(c)	21,677	21,341
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.9111% 5/4/26 (a)(b)(c)	28,184	27,888
3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (a)(b)(c)	41,260	41,245
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (a)(b)(c)	15,095	15,347
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6611% 8/27/25 (a)(b)(c)	5,545	5,514
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4111% 7/2/25 (a)(b)(c)	40,499	38,447
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4111% 7/2/26 (a)(b)(c)	15,575	15,308
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1783% 3/1/26 (a)(b)(c)	26,356	26,084
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.5579% 2/28/25 (a)(b)(c)	8,932	8,642
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4169% 2/28/27 (a)(b)(c)	16,833	16,475
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9258% 10/11/26 (a)(b)(c)	11,343	10,095
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9258% 10/11/25 (a)(b)(c)	10,282	9,752
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1611% 6/1/25 (a)(b)(c)	16,680	16,333
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9111% 9/30/26 (a)(b)(c)	2,239	2,232

TOTAL TECHNOLOGY		922,915

Telecommunications - 8.8%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.9216% 1/31/26 (a)(b)(c)	25	24
3 month U.S. LIBOR + 2.750% 2.9248% 7/15/25 (a)(b)(c)	10,554	10,139
CenturyLink, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4111% 3/15/27 (a)(b)(c)	8,169	7,855
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (a)(b)(c)	8,768	8,527
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.42% 12/22/23 (a)(b)(c)	7,625	7,425
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3522% 6/15/24 (a)(b)(c)	64,290	63,165
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.91% 5/31/25 (a)(b)(c)	15,962	11,825
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(b)(c)	93,810	94,352
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 8.75% 1/2/24 (a)(b)(c)	4,400	4,427
Tranche B-5, term loan 8.625% 1/2/24 (c)	26,120	26,306
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (a)(b)(c)(e)	38,265	38,903
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (a)(b)(c)	8,374	8,362
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 3/1/27 (a)(b)(c)	23,259	22,508
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (a)(b)(c)	9,152	8,705
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/24 (a)(b)(c)	43,311	42,433
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.92% 4/11/25 (a)(b)(c)	14,317	13,873
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	39,186	31,043
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	30,400	18,240
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 7/31/25 (a)(b)(c)	37,549	35,888
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8623% 1/31/26 (a)(b)(c)	3,274	3,195
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1748% 8/14/26 (a)(b)(c)	36,107	35,243
T-Mobile U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1611% 4/1/27 (a)(b)(c)	45,395	45,541
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9111% 5/28/27 (a)(b)(c)	9,000	8,755
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1611% 3/9/27 (a)(b)(c)	54,783	53,139

TOTAL TELECOMMUNICATIONS		599,873

Utilities - 2.8%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (a)(b)(c)	64,076	62,602
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/28/24 (a)(b)(c)	10,718	10,579
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(b)(c)	9,984	9,828
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	17,775	16,264
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(b)(c)	10,878	10,769
Pacific Gas & Electric Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/18/25 (a)(b)(c)	17,000	16,793
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/24/26 (a)(b)(c)	9,616	9,521
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1623% 3/2/27 (a)(b)(c)	32,918	32,136
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.915% 12/31/25 (a)(b)(c)	20,585	20,233

TOTAL UTILITIES		188,725

TOTAL BANK LOAN OBLIGATIONS
(Cost $6,708,211)		6,109,966

Nonconvertible Bonds - 5.8%
Aerospace - 0.4%
TransDigm, Inc.:
6.25% 3/15/26 (h)	22,000	23,210
8% 12/15/25 (h)	1,580	1,718

TOTAL AEROSPACE		24,928

Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	4,550	4,563
9.5% 5/1/25 (h)	4,730	5,168

TOTAL BROADCASTING		9,731

Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (h)	11,245	11,670
6% 2/15/25 (h)	2,754	2,878
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 3.775% 7/15/21 (a)(b)(h)	15,130	15,130
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	5,835	6,216

TOTAL CONTAINERS		35,894

Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	5,200	5,306
Energy - 1.0%
Citgo Petroleum Corp.:
6.25% 8/15/22 (h)	10,000	10,047
7% 6/15/25 (h)	8,545	8,780
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (a)(b)(h)	27,005	24,882
6.875% 6/15/25 (h)	5,500	5,211
Denbury Resources, Inc.:
7.75% 2/15/24 (g)(h)	9,050	3,814
9% 5/15/21 (g)(h)	3,645	1,538
9.25% 3/31/22 (g)(h)	7,290	3,080
EG Global Finance PLC 6.75% 2/7/25 (h)	5,500	5,746
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)(h)	7,340	1,963
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	6,230	5,623

TOTAL ENERGY		70,684

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	1,120	1,145
Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	5,940	5,168
Scientific Games Corp. 5% 10/15/25 (h)	5,000	4,956
Stars Group Holdings BV 7% 7/15/26 (h)	12,545	13,542
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	7,363	6,995

TOTAL GAMING		30,661

Healthcare - 0.6%
Tenet Healthcare Corp.:
4.625% 7/15/24	28,000	28,630
5.125% 5/1/25	7,500	7,715
Valeant Pharmaceuticals International, Inc. 5.5% 11/1/25 (h)	5,590	5,801

TOTAL HEALTHCARE		42,146

Homebuilders/Real Estate - 0.1%
VICI Properties, Inc.:
3.5% 2/15/25 (h)	1,205	1,220
4.25% 12/1/26 (h)	1,725	1,777
4.625% 12/1/29 (h)	985	1,037

TOTAL HOMEBUILDERS/REAL ESTATE		4,034

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	7,110	7,585
Leisure - 0.3%
NCL Corp. Ltd. 12.25% 5/15/24 (h)	1,005	1,090
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	1,050	1,074
10.875% 6/1/23 (h)	5,110	5,387
Studio City Co. Ltd. 7.25% 11/30/21 (h)	10,000	10,163

TOTAL LEISURE		17,714

Publishing/Printing - 0.0%
Clear Channel International BV 6.625% 8/1/25 (h)(i)	310	317
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (h)	8,000	8,160
5.75% 4/15/25 (h)	660	706

TOTAL RESTAURANTS		8,866

Services - 0.3%
APX Group, Inc. 7.625% 9/1/23	6,155	5,893
Aramark Services, Inc. 6.375% 5/1/25 (h)	2,535	2,678
Expedia, Inc.:
6.25% 5/1/25 (h)	3,030	3,311
7% 5/1/25 (h)	960	1,039
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	4,675	4,523

TOTAL SERVICES		17,444

Super Retail - 0.1%
Staples, Inc. 10.75% 4/15/27 (h)	5,625	3,572
Technology - 0.7%
CommScope, Inc.:
5.5% 3/1/24 (h)	5,800	6,023
6% 3/1/26 (h)	5,800	6,188
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	11,985	12,316
NXP BV/NXP Funding LLC 4.125% 6/1/21 (h)	16,440	16,892
SSL Robotics LLC 9.75% 12/31/23 (h)	5,625	6,245

TOTAL TECHNOLOGY		47,664

Telecommunications - 0.8%
Altice Financing SA 7.5% 5/15/26 (h)	19,200	20,645
Intelsat Jackson Holdings SA 8% 2/15/24 (h)	14,100	14,400
SFR Group SA 7.375% 5/1/26 (h)	18,755	20,005

TOTAL TELECOMMUNICATIONS		55,050

Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	12,290	11,691
TOTAL NONCONVERTIBLE BONDS
(Cost $405,706)		394,432
	Shares	Value (000s)

Common Stocks - 0.6%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (j)	263	0
Broadcasting - 0.0%
Clear Channel Outdoor Holdings, Inc. (j)	319,963	293
iHeartMedia, Inc. (j)	136,038	1,137
iHeartMedia, Inc. warrants 5/1/39 (j)	30	0
ION Media Networks, Inc. (d)(j)	2,842	1,002

TOTAL BROADCASTING		2,432

Energy - 0.3%
Expro Holdings U.S., Inc. (d)	1,477,422	14,774
Expro Holdings U.S., Inc. (d)(h)(j)	542,213	5,422

TOTAL ENERGY		20,196

Publishing/Printing - 0.0%
Cenveo Corp. (d)	75,509	2,202
Super Retail - 0.0%
David's Bridal, Inc. (d)	16,536	0
David's Bridal, Inc. rights (d)(j)	4,171	0

TOTAL SUPER RETAIL		0

Utilities - 0.3%
TexGen Power LLC (d)	524,336	17,948
TOTAL COMMON STOCKS
(Cost $84,469)		42,778
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.6161% (a)(b)(k)	3,380	3,163
3 month U.S. LIBOR + 3.470% 3.7383% (a)(b)(k)	3,365	3,224
TOTAL PREFERRED SECURITIES
(Cost $6,146)		6,387
	Shares	Value (000s)

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.14% (l)
(Cost $289,200)	289,166,233	289,253
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,493,732)		6,842,816
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,171
NET ASSETS - 100%		$6,843,987

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) Level 3 security

 (e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $21,515,000 and $21,776,000 respectively.

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $352,310,000 or 5.1% of net assets.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Non-income producing

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,027
Total	$4,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.